Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 9,205	$ 1,410	¥ 3,913
Net operating loss carried forward	60,288	9,240	52,593
Government grants	39	6	222
Depreciation and amortization	681	104	685
Excessive education fee	654	100	967
Timing difference of research and development expense recognition	90,535	13,875	47,809
Timing difference of revenue recognition	6,425	985	10,160
Excessive donation expense carried forward	2,471	379	1,753
Gross deferred tax assets	170,298	26,099	118,102
Less: Valuation allowance	(170,298)	(26,099)	¥ (118,102)
Total deferred tax assets, net	¥ 0	$ 0